Average Annual Total Returns - Class P Shares - Goldman Sachs Strategic Growth Fund	Class P Shares 1 Year	Class P Shares Since Inception	Class P Shares Inception Date	Class P Shares Return After Taxes on Distributions 1 Year	Class P Shares Return After Taxes on Distributions Since Inception	Class P Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class P Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Russell 1000® Growth Index (reflects no deduction for fees or expenses) 1 Year	Russell 1000® Growth Index (reflects no deduction for fees or expenses) Since Inception
Total	41.54%	23.72%	Apr. 17, 2018	36.99%	17.03%	27.45%	16.90%	38.37%	23.70%